UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ]is a restatement.
				 [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Town & Country Bank & Trust CO dba First Bankers Trust CO
Address:  135 West Muhammad Ali Blvd.
	  Suite A
	  Louisville, KY  40202-1423


Form 13F File Number:	028-11407



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	C. Barret Birnsteel
Title:	Executive Trust Officer
Phone:	502-587-2982

Signature, Place and Date of Signing:


	[Signature]		  [City, State]		  [Date]






Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	  0
Form 13F Information Table Entry Total: 104
Form 13F Information Table Value Total:	113,746 (in 1,000's)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.	 	Form 13F File Number		Name

		28-							NONE

[Repeat as necessary.]

PAGE 1

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 09/30/10
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (IN 1,000's)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL      INVESTMENT              SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT       DISCRETION    MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ---------------- --- ------------ ------------ ------------
3M COMPANY             COMMON   88579Y101          1,888       21,773    SOLE                     19,589            0        2,184
A T & T INC            COMMON   00206R102          3,059      106,943    SOLE                    104,575            0        2,368
ABBOTT LABS            COMMON   002824100          2,153       41,223    SOLE                     40,823            0          400
ALBERTO CULVER CO      COMMON   013078100            429       11,400    SOLE                     10,400            0        1,000
ALTRIA GROUP INC       COMMON   02209S103          1,613       67,165    SOLE                     63,740            0        3,425
AMERICAN EXPRESS CO    COMMON   025816109            473       11,260    SOLE                     11,160            0          100
AMERICAN WATER WORKS   COMMON   030420103            519       22,300    SOLE                     20,300            0        2,000
AMGEN INC              COMMON   031162100            586       10,627    SOLE                     10,227            0          400
APPLE COMPUTER INC     COMMON   037833100            265          935    SOLE                        935            0            0
AQUA AMERICA INC       COMMON   03836W103            957       46,920    SOLE                     44,754            0        2,166
ASHLAND INC            COMMON   044209104            488       10,000    SOLE                      8,500            0        1,500
AUTOMATIC DATA PROCES  COMMON   053015103            477       11,350    SOLE                     11,350            0            0
BANK AMER CORP         COMMON   060505104            177       13,504    SOLE                     13,504            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670702            364        4,400    SOLE                      4,350            0           50
BOEING CO              COMMON   097023105            211        3,165    SOLE                      2,999            0          166
BRISTOL MYERS SQUIBB   COMMON   110122108          2,331       85,965    SOLE                     85,565            0          400
BROWN FORMAN CORP CL   COMMON   115637100            355        5,767    SOLE                      5,667            0          100
BROWN FORMAN CORP CL   COMMON   115637209            888       14,406    SOLE                     13,629            0          777
BUCKEYE PARTNERS L P   COMMON   118230101            222        3,500    SOLE                      3,500            0            0
CAMPBELL SOUP CO       COMMON   134429109            249        6,972    SOLE                      6,972            0            0
CHEVRON CORP           COMMON   166764100          5,324       65,691    SOLE                     64,391            0        1,300
CHURCHILL DOWNS INC    COMMON   171484108          1,758       49,215    SOLE                     49,215            0            0
CISCO SYS INC          COMMON   17275R102            604       27,588    SOLE                     27,238            0          350
CLOROX CO              COMMON   189054109            937       14,040    SOLE                     13,740            0          300
COCA COLA CO           COMMON   191216100          2,701       46,160    SOLE                     44,560            0        1,600
COLGATE PALMOLIVE CO   COMMON   194162103            566        7,364    SOLE                      7,364            0            0
CONOCOPHILLIPS         COMMON   20825C104          1,503       26,163    SOLE                     24,789            0        1,374
CSX CORP               COMMON   126408103            308        5,560    SOLE                      5,560            0            0
DAIMLER AG             COMMON   D1668R123            222        3,506    SOLE                      3,506            0            0
DIAMOND OFFSHORE DRIL  COMMON   25271C102            481        7,100    SOLE                      6,900            0          200
DISCOVER FINANCIAL SV  COMMON   254709108            182       10,898    SOLE                     10,348            0          550
DISNEY WALT PRODTNS    COMMON   254687106            412       12,446    SOLE                     12,446            0            0
DOVER CORP             COMMON   260003108            689       13,200    SOLE                     13,200            0            0
DOW CHEMICAL CORP      COMMON   260543103            692       25,202    SOLE                     22,702            0        2,500
DU PONT E I DE NEMOUR  COMMON   263534109            779       17,464    SOLE                     17,364            0          100
DUKE ENERGY CORP       COMMON   26441C105          1,924      108,650    SOLE                    105,782            0        2,868
ELI LILLY AND COMPANY  COMMON   532457108          1,425       39,022    SOLE                     37,722            0        1,300
EMERSON ELEC CO        COMMON   291011104            502        9,540    SOLE                      9,540            0            0
ENERGY TRANSFER PRTNR  COMMON   29273R109            589       12,200    SOLE                     11,700            0          500
ENTERPRISE PRODS PTRS  COMMON   293792107            400       10,080    SOLE                     10,080            0            0
EXXON MOBIL CORP       COMMON   30231G102          8,774      141,994    SOLE                    139,686            0        2,308
FIDELITY MAGELLAN FD   MUTUAL   316184100            302        4,691    SOLE                      4,691            0            0
FIRST HORIZON NATIONA  COMMON   320517105            133       11,685    SOLE                     11,685            0            0
FORTUNE BRANDS INC     COMMON   349631101            234        4,755    SOLE                      4,655            0          100
GENERAL DYNAMICS CORP  COMMON   369550108            326        5,190    SOLE                      5,190            0            0

PAGE 2

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 09/30/10
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (IN 1,000's)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL      INVESTMENT             SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT       DISCRETION    MGR       (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ---------------- --- ------------ ------------ ------------
GENERAL ELEC CO        COMMON   369604103          2,438      150,055    SOLE                    147,092            0        2,963
GENERAL MILLS INC      COMMON   370334104            992       27,150    SOLE                     26,350            0          800
GLAXOSMITHKLINE PLC A  COMMON   37733W105            400       10,120    SOLE                     10,120            0            0
GRACO INC              COMMON   384109104            504       15,875    SOLE                     14,875            0        1,000
HEINZ H J CO           COMMON   423074103          1,800       38,000    SOLE                     37,400            0          600
HERSHEY FOODS CORP     COMMON   427866108          1,699       35,692    SOLE                     33,092            0        2,600
HOME DEPOT INC         COMMON   437076102            967       30,518    SOLE                     28,418            0        2,100
HONEYWELL INTL INC     COMMON   438516106            495       11,271    SOLE                     11,171            0          100
HOSPIRA INC            COMMON   441060100            485        8,506    SOLE                      8,286            0          220
I B M                  COMMON   459200101          2,286       17,040    SOLE                     15,939            0        1,101
INTEL CORP             COMMON   458140100            718       37,420    SOLE                     35,820            0        1,600
INVESTMENT CO AMER CL  MUTUAL   461308827            348       13,362    SOLE                     13,362            0            0
J P MORGAN CHASE & CO  COMMON   46625H100          5,333      140,128    SOLE                    131,917            0        8,211
JOHNSON & JOHNSON      COMMON   478160104          2,821       45,535    SOLE                     44,245            0        1,290
KIMBERLY CLARK CORP    COMMON   494368103            875       13,445    SOLE                     13,245            0          200
KINDER MORGAN EGY PTR  COMMON   494550106            361        5,265    SOLE                      5,265            0            0
KRAFT FOODS INC CL A   COMMON   50075N104          1,720       55,723    SOLE                     52,944            0        2,779
MAGELLAN MIDSTREAM PT  COMMON   559080106            412        8,000    SOLE                      8,000            0            0
MARATHON OIL CORP      COMMON   565849106          2,425       73,275    SOLE                     70,275            0        3,000
MCDONALDS CORP         COMMON   580135101            602        8,082    SOLE                      7,882            0          200
MEDTRONIC INC          COMMON   585055106            257        7,647    SOLE                      6,647            0        1,000
MERCK & COMPANY        COMMON   58933Y105          1,993       54,146    SOLE                     53,458            0          688
MICROSOFT CORP         COMMON   594918104          2,503      102,194    SOLE                     99,994            0        2,200
MORGAN STANLEY         COMMON   617446448            207        8,396    SOLE                      8,296            0          100
NEUBERGER & BERMAN EQ  MUTUAL   641224407            438       17,923    SOLE                     17,923            0            0
NEXTERA ENERGY INC CO  COMMON   65339F101            545       10,022    SOLE                     10,022            0            0
NOVARTIS AG SPONS ADR  COMMON   66987V109            213        3,700    SOLE                      3,700            0            0
OLD NATL BANCORP IND   COMMON   680033107            321       30,596    SOLE                     30,596            0            0
PEPSICO INC            COMMON   713448108          3,788       57,013    SOLE                     56,413            0          600
PFIZER INC             COMMON   717081103          2,792      162,611    SOLE                    155,496            0        7,115
PHILIP MORRIS INTL IN  COMMON   718172109          2,790       49,801    SOLE                     46,450            0        3,351
PNC FINANCIAL CORP     COMMON   693475105            233        4,489    SOLE                      4,289            0          200
PPL CORP               COMMON   69351T106            761       27,958    SOLE                     26,058            0        1,900
PROCTER & GAMBLE CO    COMMON   742718109          4,971       82,891    SOLE                     81,072            0        1,819
PROGRESS ENERGY INC    COMMON   743263105            204        4,594    SOLE                      4,594            0            0
REGIONS FINANCIAL COR  COMMON   7591EP100            169       23,234    SOLE                     23,234            0            0
ROYAL DUTCH SHELL PLC  COMMON   780259206            442        7,335    SOLE                      7,335            0            0
SARA LEE CORP          COMMON   803111103            333       24,819    SOLE                     23,819            0        1,000
SCHLUMBERGER           COMMON   806857108          1,018       16,522    SOLE                     16,522            0            0
SPECTRA ENERGY CORP    COMMON   847560109          1,374       60,925    SOLE                     57,991            0        2,934
SUNTRUST BKS INC       COMMON   867914103            200        7,750    SOLE                      7,150            0          600
SY BANCORP CAP TR II   PREFERR  785059205            118       10,000    SOLE                     10,000            0            0
TARGET CORP            COMMON   87612E106          1,317       24,638    SOLE                     24,638            0            0
TIME WARNER INC        COMMON   887317303            383       12,501    SOLE                     11,801            0          700
TJX COS INC NEW COM    COMMON   872540109            317        7,100    SOLE                      7,100            0            0

PAGE 3

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 09/30/10
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (IN 1,000's)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL      INVESTMENT             SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT       DISCRETION    MGR       (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ---------------- --- ------------ ------------ ------------
TOOTSIE ROLL INDS INC  COMMON   890516107            310       12,470    SOLE                     11,314            0        1,156
UNILEVER PLC ADR       COMMON   904767704            239        8,200    SOLE                      8,200            0            0
UNITED PARCEL SVC CL   COMMON   911312106            716       10,731    SOLE                     10,731            0            0
US BANCORP             COMMON   902973304          1,809       83,682    SOLE                     83,274            0          408
VANGUARD INDEX TR 500  MUTUAL   922908108            315        2,994    SOLE                      2,994            0            0
VANGUARD WINDSOR FD I  MUTUAL   922018106            339       28,082    SOLE                     28,082            0            0
VENTAS INC             COMMON   92276F100            211        4,090    SOLE                      4,090            0            0
VERIZON COMMUNICATION  COMMON   92343V104          1,724       52,894    SOLE                     51,016            0        1,878
VISA INC CLASS A       COMMON   92826C839            401        5,400    SOLE                      5,100            0          300
WAL MART STORES INC    COMMON   931142103          1,279       23,895    SOLE                     23,895            0            0
WALGREEN COMPANY       COMMON   931422109            908       27,107    SOLE                     25,507            0        1,600
WASHINGTON MUT INVS F  MUTUAL   939330825            298       11,800    SOLE                     11,800            0            0
WELLS FARGO & CO       COMMON   949746101            261       10,401    SOLE                     10,401            0            0
WHITNEY HLDG CORP      COMMON   966612103             97       11,924    SOLE                     11,924            0            0

     TOTAL                                       113,746